Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Loans, net of allowance for loan losses of $25,497 and $24,525, respectively	$ 1,142,111	$ 1,098,733
Securities:
Held-to-maturity, at amortized cost (market value $16,317 and $15,266, respectively)	15,508	14,464
Available-for-sale, at market (amortized cost $313,111 and $309,329, respectively)	317,278	310,731
Total securities	332,786	325,195
Loans held for sale	15,648	14,775
Federal funds sold	23,780	13,215
Restricted equity securities, at cost	3,012	3,012
Total earning assets	1,517,337	1,454,930
Cash and due from banks	82,884	40,959
Premises and equipment, net	35,853	35,437
Accrued interest receivable	5,426	5,930
Deferred income taxes	8,243	8,488
Other real estate	15,307	19,117
Goodwill	4,805	4,805
Other intangible assets, net		112
Other assets	10,965	7,592
Total assets	1,680,820	1,577,370
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	1,493,922	1,406,042
Securities sold under repurchase agreements	10,584	7,419
Accrued interest and other liabilities	6,616	6,561
Total liabilities	1,511,122	1,420,022
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,419,204 and 7,304,186 shares issued and outstanding, respectively	14,838	14,608
Additional paid-in capital	51,242	46,734
Retained earnings	101,046	95,141
Net unrealized gains on available-for-sale securities, net of income taxes of $1,595 and $537, respectively	2,572	865
Total stockholders' equity	169,698	157,348
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders' equity	$ 1,680,820	$ 1,577,370